Related party balances and transactions (Related party transactions) (Other related party transactions) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
HIPDC [member]
Disclosure of transactions between related parties [line items]
Rental charge paid	¥ 104,929	¥ 107,712	¥ 106,885
Interest expense on loans	0	0	10
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Rental charge paid	61,076	123,472	141,542
Rental income received	2,400	3,609	2,509
Loans (repaid to)/received from	(11,369)	(113,430)	0
Interest expense on loans	515,532	524,716	589,012
Interest income on loans	0	0	4,344
Capital injection from a subsidiary of Huaneng Group	227,569	379,906	274,752
Capital injection to	94,770	320,680	0
Pre-construction cost paid by	0	90	23,529
Finance lease payments received from	0	57,676	0
Interest expense of finance lease	32,127	30,720	22,621
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Interest expense on loans	30,224	32,037	33,481
Entrusted management fee	12,340	15,000	13,453
Trusteeship management income	4,821	5,110	1,518
Profit compensation received	550,832	615,013	0
Associates of the Group [member]
Disclosure of transactions between related parties [line items]
Interest income on loans	0	6,639	917
Capital injection to	43,427	142,579	52,200
Collateral received under a loan agreement	0	96,902	0
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Rental charge paid	0	589	2,128
Rental income received	7,448	7,448	7,448
Loans (repaid to)/received from	150,000	0	0
Interest expense on loans	4,374	0	0
Interest income on loans	3,747	3,540	3,329
Capital injection to	175,000	0	249,716
Pre-construction cost paid by	0	0	179
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Net proceeds received from an investee with significant influence	41,328	60,246	72,920
Interest income from a finance lease	21,253	22,497	11,626
Finance lease to investee with significant influence	¥ 0	¥ 0	¥ 86,946